ORDINARY SHARES	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES
ORDINARY SHARES

17.                               ORDINARY SHARES

On January 31, 2011, the Company repurchased 800,000 ordinary shares from non-employee shareholders at a price of $0.7 per share.

In April 2011, the Board of Directors and the shareholders of the Company approved the following changes to the Company’s share capital.

Immediately prior to the completion of the qualified IPO on May 4, 2011, the Company’s authorized share capital had been divided into 3,000,000,000 Class A ordinary shares with a par value of $0.001 per share and 500,000,000 Class B ordinary shares with a par value of $0.001 per share. The Class A and B ordinary shares have the same divided rights and the same earnings per share.

Immediately prior to the completion of the qualified IPO on May 4, 2011 (i) 25,571,420 Series A convertible preferred shares (“Series A shares”), 70,701,580 Series B convertible preferred shares (“Series B shares”) and 173,985,970 ordinary shares held by Mr. Joseph Chen and his transferees which are his affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, (ii) 135,129,480 Series D convertible redeemable preferred shares (“Series D shares”) held by SB Pan Pacific Corporation and its transferees which are its affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, and (iii) all of the remaining ordinary shares and preferred shares that are issued and outstanding had been automatically converted into Class A ordinary shares on a 1-for-1 basis.

On May 4, 2011, the Company completed its IPO of ADSs on the New York Stock Exchange with a total issuance of 61,065,000 ADSs at issuing price of $14 per ADS.  Each ADS represents three Class A ordinary shares of the Company.  As such, the total ADSs represent 183,195,000 Class A ordinary shares.  In addition, concurrently with the IPO, the Company issued 23,571,426 Class A ordinary shares at a price of $4.67 per share in private placements with third parties.  Total net proceeds received were $777,379 from the IPO and the private placements, net of offering costs of $6,317.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that (i) in all matters subject to a vote at general meetings of the Company, Class B Ordinary Shares are entitled to ten votes whereas Class A Ordinary Shares are entitled to one vote, and (ii) each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof.  Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On September 29, 2011, the Company’s board of directors approved a share repurchase program, pursuant to which, the Company is authorized to repurchase up to $150 million worth of its issued and outstanding ADSs within one year from September 29, 2011 through September 28, 2012. On December 26, 2012, the Company’s board of directors authorized a renewal of the program dated September 29, 2011 for another 12 months from January 1, 2013 to December 31, 2013 to allow the Company to repurchase up to $48.2 million worth of its issued and outstanding ADSs. The renewed share repurchase program was completed on June 28, 2013. On June 28, 2013, the Company’s board of directors authorized a new share repurchase program for 12 months from June 28, 2013 to June 27, 2014 to authorize the Company to repurchase up to $100 million of our ADSs.

During the years ended December 31, 2011, 2012 and 2013, pursuant to the series of repurchase programs and its renewal, the Company repurchased 19,067,684, 54,253,314 and 56,635,569 ordinary shares for total considerations of $44,361, $53,630 and $55,575, respectively. Out of the total shares repurchased in the year ended December 31, 2011, 800,000 shares were cancelled immediately after the repurchase, and the remaining shares repurchased were cancelled in year ended December 31, 2012. The shares repurchased in year ended December 31, 2012 and 2013 were immediately canceled after the repurchase.